Investment Portfolio	as of June 30, 2021 (Unaudited)
DWS Core Equity Fund
	Shares	Value ($)

Common Stocks 99.2%
Communication Services 10.1%
Entertainment 4.6%
Activision Blizzard, Inc.	475,851	45,415,219
Electronic Arts, Inc.	125,882	18,105,608
Netflix, Inc.*	47,261	24,963,733
Roku, Inc.*	193,908	89,052,249
Spotify Technology SA*	115,772	31,905,606
		209,442,415
Interactive Media & Services 4.3%
Alphabet, Inc. "A"*	29,350	71,666,537
Alphabet, Inc. "C"*	49,451	123,940,030
		195,606,567
Wireless Telecommunication Services 1.2%
T-Mobile U.S., Inc.*	382,134	55,344,467
Consumer Discretionary 12.1%
Auto Components 0.6%
BorgWarner, Inc.	348,057	16,894,687
Gentex Corp.	307,721	10,182,488
		27,077,175
Diversified Consumer Services 0.5%
Terminix Global Holdings, Inc.*	447,363	21,343,689
Hotels, Restaurants & Leisure 2.9%
Choice Hotels International, Inc.	235,164	27,951,593
Darden Restaurants, Inc.	125,877	18,376,783
Vail Resorts, Inc.*	51,731	16,373,896
Wyndham Hotels & Resorts, Inc.	619,891	44,811,921
Yum China Holdings, Inc.	347,487	23,021,014
		130,535,207
Household Durables 2.0%
D.R. Horton, Inc.	807,420	72,966,545
Newell Brands, Inc.	657,855	18,071,277
		91,037,822
Internet & Direct Marketing Retail 4.7%
Amazon.com, Inc.*	62,966	216,613,115
Leisure Products 0.5%
Peloton Interactive, Inc. "A"*	177,209	21,977,460
Specialty Retail 0.5%
Carvana Co.*	77,681	23,445,679
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. "B"	117,556	18,161,226

Consumer Staples 5.1%
Beverages 2.7%
Coca-Cola Co.	961,375	52,020,001
PepsiCo, Inc.	479,053	70,981,283
		123,001,284
Food & Staples Retailing 1.4%
Beyond Meat, Inc.* (a)	114,709	18,065,520
Costco Wholesale Corp.	67,898	26,865,202
Kroger Co.	519,650	19,907,792
		64,838,514
Personal Products 0.3%
Estee Lauder Companies, Inc. "A"	42,366	13,475,777
Tobacco 0.7%
Altria Group, Inc.	602,008	28,703,742
Energy 2.8%
Energy Equipment & Services 0.3%
Baker Hughes Co.	621,381	14,210,983
Oil, Gas & Consumable Fuels 2.5%
Devon Energy Corp.	935,851	27,317,491
Hess Corp.	356,284	31,110,719
Marathon Petroleum Corp.	885,824	53,521,486
		111,949,696
Financials 10.8%
Banks 4.1%
Bank of America Corp.	826,519	34,077,379
JPMorgan Chase & Co.	724,008	112,612,204
Wells Fargo & Co.	812,448	36,795,770
		183,485,353
Capital Markets 3.9%
Ameriprise Financial, Inc.	141,863	35,306,864
Carlyle Group, Inc.	701,159	32,589,870
Intercontinental Exchange, Inc.	152,816	18,139,259
MSCI, Inc.	109,301	58,266,177
T. Rowe Price Group, Inc.	93,201	18,451,002
Tradeweb Markets, Inc. "A"	163,125	13,793,850
		176,547,022
Insurance 2.8%
Arthur J. Gallagher & Co.	236,889	33,183,411
Everest Re Group Ltd.	66,029	16,639,968
Hartford Financial Services Group, Inc.	259,523	16,082,640
MetLife, Inc.	781,947	46,799,528
Progressive Corp.	163,118	16,019,819
		128,725,366
Health Care 13.9%
Biotechnology 4.8%
AbbVie, Inc.	335,295	37,767,629
Alexion Pharmaceuticals, Inc.*	130,339	23,944,578
Amgen, Inc.	380,143	92,659,856

Biogen, Inc.*	131,086	45,391,149
BioMarin Pharmaceutical, Inc.*	215,709	17,998,759
		217,761,971
Health Care Providers & Services 6.3%
Anthem, Inc.	239,832	91,567,857
Centene Corp.*	749,947	54,693,635
DaVita, Inc.*	256,434	30,882,347
Guardant Health, Inc.*	137,324	17,054,267
HCA Healthcare, Inc.	85,323	17,639,677
McKesson Corp.	98,295	18,797,936
Molina Healthcare, Inc.*	159,519	40,367,878
Premier, Inc. "A"	490,791	17,074,619
		288,078,216
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	563,084	37,625,273
Johnson & Johnson	331,861	54,670,781
Viatris, Inc.	1,218,077	17,406,320
Zoetis, Inc.	88,666	16,523,796
		126,226,170
Industrials 8.0%
Aerospace & Defense 0.9%
Howmet Aerospace, Inc.*	284,817	9,817,642
Textron, Inc.	483,890	33,277,115
		43,094,757
Building Products 1.0%
Owens Corning	440,997	43,173,606
Commercial Services & Supplies 2.1%
Cintas Corp.	37,208	14,213,456
Republic Services, Inc.	105,825	11,641,809
Waste Management, Inc.	496,365	69,545,700
		95,400,965
Electrical Equipment 0.4%
Emerson Electric Co.	190,876	18,369,906
Machinery 2.4%
AGCO Corp.	209,171	27,271,715
Caterpillar, Inc.	84,488	18,387,124
Cummins, Inc.	47,931	11,686,057
Ingersoll Rand, Inc.*	321,500	15,692,415
Parker-Hannifin Corp.	120,130	36,893,124
		109,930,435
Road & Rail 1.2%
Norfolk Southern Corp.	91,552	24,298,817
Union Pacific Corp.	138,553	30,471,961
		54,770,778
Information Technology 28.5%
Communications Equipment 0.9%
Cisco Systems, Inc.	759,569	40,257,157
IT Services 3.6%
Accenture PLC "A"	64,202	18,926,107

DXC Technology Co.*	608,386	23,690,551
Visa, Inc. "A" (a)	522,477	122,165,572
		164,782,230
Semiconductors & Semiconductor Equipment 5.2%
Advanced Micro Devices, Inc.*	350,965	32,966,142
Intel Corp.	1,088,863	61,128,769
NVIDIA Corp.	43,497	34,801,950
QUALCOMM, Inc.	482,046	68,898,835
Teradyne, Inc.	272,799	36,544,154
		234,339,850
Software 11.5%
ANSYS, Inc.*	32,551	11,297,150
Cadence Design Systems, Inc.*	87,890	12,025,110
Citrix Systems, Inc.	119,253	13,984,799
Dynatrace, Inc.*	349,007	20,388,989
Intuit, Inc.	28,343	13,892,888
Microsoft Corp.	1,099,983	297,985,395
Oracle Corp.	1,166,634	90,810,791
salesforce.com, Inc.*	108,061	26,396,060
Splunk, Inc.*	125,774	18,184,405
Synopsys, Inc.*	70,653	19,485,391
		524,450,978
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	2,417,372	331,083,269
Materials 2.8%
Chemicals 1.4%
Air Products & Chemicals, Inc.	63,030	18,132,470
DuPont de Nemours, Inc.	225,855	17,483,436
Linde PLC	63,699	18,415,381
The Mosaic Co.	325,096	10,373,813
		64,405,100
Containers & Packaging 0.3%
International Paper Co.	212,542	13,030,950
Metals & Mining 1.1%
Arconic Corp.*	938,877	33,442,799
Newmont Corp.	263,254	16,685,039
		50,127,838
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	203,561	42,481,145
Iron Mountain, Inc. (a)	1,166,762	49,377,368
Prologis, Inc.	380,704	45,505,549
		137,364,062
Utilities 2.1%
Electric Utilities 0.4%
NextEra Energy, Inc.	265,099	19,426,455
Multi-Utilities 0.9%
Dominion Energy, Inc.	237,993	17,509,145
Public Service Enterprise Group, Inc.	409,810	24,482,049
		41,991,194

Water Utilities 0.8%
American Water Works Co., Inc.	227,694	35,094,476
Total Common Stocks (Cost $2,673,796,946)		4,508,682,922

Securities Lending Collateral 3.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $146,047,214)	146,047,214	146,047,214

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.02% (b) (Cost $34,874,130)	34,874,130	34,874,130

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,854,718,290)	103.2	4,689,604,266
Other Assets and Liabilities, Net	(3.2)	(147,604,143)
Net Assets	100.0	4,542,000,123
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2021 are as follows:
Value ($) at 9/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2021	Value ($) at 6/30/2021
Securities Lending Collateral 3.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
141,937,285	4,109,929 (d)	—	—	—	124,802	—	146,047,214	146,047,214
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.02% (b)
45,533,549	248,056,615	258,716,034	—	—	9,701	—	34,874,130	34,874,130
187,470,834	252,166,544	258,716,034	—	—	134,503	—	180,921,344	180,921,344
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2021 amounted to $142,356,858, which is 3.1% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2021.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,508,682,922	$—	$—	$4,508,682,922
Short-Term Investments (a)	180,921,344	—	—	180,921,344
Total	$4,689,604,266	$—	$—	$4,689,604,266
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCEF-PH3
R-080548-1 (1/23)